Fair Value Measurement - Schedule of Financial Liabilities Not Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Current portion of long term debt	$ 38	$ 37
Long term debt	2,830	4,041
Total debt, net	2,868	4,078
Carrying Value [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Current portion of long term debt	38
Long term debt	2,830
Total debt, net	2,868
Carrying Value [Member] | Alight Holdings [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Current portion of long term debt		37
Long term debt		4,041
Total debt, net		4,078
Fair Value [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Current portion of long term debt	38
Long term debt	2,834
Total debt, net	$ 2,872
Fair Value [Member] | Alight Holdings [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Current portion of long term debt		37
Long term debt		4,090
Total debt, net		$ 4,127